CONTRACTUAL OBLIGATIONS AND RIGHTS - (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations relating to investment commitments including new building and secondhand commitments	$ 49.2	$ 39.9	$ 143.1